Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 68,603,872	$ 55,954,228	$ 48,485,561
Cost of sales	41,184,379	36,908,325	34,251,423
Gross profit	27,419,493	19,045,903	14,234,138
Administrative expenses and others	(1,653,858)	1,764,524	1,923,268
Operation and projects expenses	(2,903,132)	2,926,065	2,751,687
Impairment of non-current assets	(368,634)	1,311,138	(928,747)
Other operating income and expenses, net	(35,455)	(505,403)	(274,112)
Operating income (expenses)	22,458,414	16,171,855	8,904,548
Financial result, net
Financial income	1,129,563	1,159,356	1,311,743
Financial expenses	(3,512,161)	(3,660,601)	(3,463,540)
Foreign exchange gain (loss), net	372,223	5,514	976,430
Financial result, net	(2,010,375)	(2,495,731)	(1,175,367)
Share of profits of associates and joint ventures	165,836	93,538	61,345
Income before tax	20,613,875	13,769,662	7,790,526
Income tax	(8,258,485)	(5,800,268)	(4,543,046)
Net profit (loss) for the period	12,355,390	7,969,394	3,247,480
Profit (loss) attributable to:
Group owners of parent	11,381,386	7,178,539	2,447,881
Non-controlling interest	974,004	790,855	799,599
Net income	12,355,390	7,969,394	3,247,480
Supplementary information
Depreciation, depletion and amortization	7,704,850	8,281,347	7,607,000
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	68,603,872	55,954,228	48,485,561
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(11,346,037)	10,340,394	9,291,308
Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(29,838,342)	26,567,931	24,960,115
Exploration and Production [member]
Disclosure of operating segments [line items]
Revenue	50,372,764	36,494,934	28,221,210
Cost of sales	(32,239,184)	26,310,084	22,972,648
Gross profit	18,133,580	10,184,850	5,248,562
Administrative expenses and others	(889,293)	781,386	832,266
Operation and projects expenses	(1,993,054)	2,070,916	1,656,960
Impairment of non-current assets	785,940	(183,718)	196,448
Other operating income and expenses, net	(137,836)	(545,218)	(349,419)
Operating income (expenses)	15,899,337	8,061,484	2,912,307
Financial result, net
Financial income	1,099,893	1,062,393	983,472
Financial expenses	(2,038,312)	(2,288,576)	(2,017,641)
Foreign exchange gain (loss), net	868,479	(101,030)	923,573
Financial result, net	(69,940)	(1,327,213)	(110,596)
Share of profits of associates and joint ventures	135,265	120,786	39,397
Income before tax	15,964,662	6,855,057	2,841,108
Income tax	(6,096,591)	(3,034,556)	(1,518,738)
Net profit (loss) for the period	9,868,071	3,820,501	1,322,370
Profit (loss) attributable to:
Group owners of parent	9,930,519	3,820,501	1,322,370
Non-controlling interest	(62,448)	0	0
Net income	9,868,071	3,820,501	1,322,370
Supplementary information
Depreciation, depletion and amortization	5,248,364	5,981,294	5,482,827
Exploration and Production [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	30,112,900	25,004,320	20,527,332
Exploration and Production [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	20,259,864	11,490,614	7,693,878
Exploration and Production [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(8,871,709)	8,055,925	6,940,074
Exploration and Production [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(23,367,475)	18,254,159	16,032,574
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Revenue	37,011,373	28,644,016	24,823,714
Cost of sales	(35,658,753)	26,855,395	22,843,987
Gross profit	1,352,620	1,788,621	1,979,727
Administrative expenses and others	(443,880)	516,501	574,413
Operation and projects expenses	(668,177)	965,457	1,206,718
Impairment of non-current assets	(984,704)	(1,067,965)	773,361
Other operating income and expenses, net	(13,652)	11,694	20,947
Operating income (expenses)	(757,793)	1,362,934	(595,712)
Financial result, net
Financial income	147,689	164,006	46,469
Financial expenses	(1,295,528)	(1,110,874)	(952,006)
Foreign exchange gain (loss), net	(517,410)	163,992	94,715
Financial result, net	(1,665,249)	(782,876)	(810,822)
Share of profits of associates and joint ventures	27,730	15,245	22,785
Income before tax	(2,395,312)	595,303	(1,383,749)
Income tax	420,224	(238,625)	(446,595)
Net profit (loss) for the period	(1,975,088)	356,678	(1,830,344)
Profit (loss) attributable to:
Group owners of parent	(1,973,075)	358,859	(1,823,020)
Non-controlling interest	(2,013)	(2,181)	(7,324)
Net income	(1,975,088)	356,678	(1,830,344)
Supplementary information
Depreciation, depletion and amortization	1,307,216	1,188,871	1,145,780
Refining and Petrochemicals [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	34,947,948	27,343,359	24,194,024
Refining and Petrochemicals [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	2,063,425	1,300,657	629,690
Refining and Petrochemicals [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(3,204,791)	2,886,745	2,458,745
Refining and Petrochemicals [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(32,453,962)	23,968,650	20,385,242
Transport and Logistics [member]
Disclosure of operating segments [line items]
Revenue	11,354,167	10,598,064	10,648,776
Cost of sales	(3,402,087)	3,271,835	3,349,791
Gross profit	7,952,080	7,326,229	7,298,985
Administrative expenses and others	(320,498)	466,669	516,884
Operation and projects expenses	(263,104)	142,847	180,353
Impairment of non-current assets	(169,870)	(59,455)	(41,062)
Other operating income and expenses, net	118,905	28,121	53,559
Operating income (expenses)	7,317,513	6,748,047	6,589,251
Financial result, net
Financial income	110,898	106,659	61,373
Financial expenses	(407,589)	(434,664)	(262,844)
Foreign exchange gain (loss), net	21,154	(57,448)	(41,858)
Financial result, net	(275,537)	(385,453)	(243,329)
Share of profits of associates and joint ventures	2,841	(42,493)	(837)
Income before tax	7,044,817	6,320,101	6,345,085
Income tax	(2,582,118)	(2,527,087)	(2,577,713)
Net profit (loss) for the period	4,462,699	3,793,014	3,767,372
Profit (loss) attributable to:
Group owners of parent	3,424,234	2,999,978	2,960,449
Non-controlling interest	1,038,465	793,036	806,923
Net income	4,462,699	3,793,014	3,767,372
Supplementary information
Depreciation, depletion and amortization	1,149,270	1,111,182	978,393
Transport and Logistics [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	3,543,024	3,606,549	3,764,205
Transport and Logistics [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	7,811,143	6,991,515	6,884,571
Transport and Logistics [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(2,805,516)	2,637,604	2,861,269
Transport and Logistics [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	(596,571)	634,231	488,522
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(30,134,432)	(19,782,786)	(15,208,139)
Cost of sales	30,115,645	(19,528,989)	(14,915,003)
Gross profit	(18,787)	(253,797)	(293,136)
Administrative expenses and others	(187)	(32)	(295)
Operation and projects expenses	21,203	(253,155)	(292,344)
Impairment of non-current assets	0	0	0
Other operating income and expenses, net	(2,872)	0	801
Operating income (expenses)	(643)	(610)	(1,298)
Financial result, net
Financial income	(228,917)	(173,702)	220,429
Financial expenses	229,268	173,513	(231,049)
Foreign exchange gain (loss), net	0	0	0
Financial result, net	351	(189)	(10,620)
Share of profits of associates and joint ventures	0	0	0
Income before tax	(292)	(799)	(11,918)
Income tax	0	0	0
Net profit (loss) for the period	(292)	(799)	(11,918)
Profit (loss) attributable to:
Group owners of parent	(292)	(799)	(11,918)
Non-controlling interest	0	0	0
Net income	(292)	(799)	(11,918)
Supplementary information
Depreciation, depletion and amortization	0	0	0
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	(30,134,432)	(19,782,786)	(15,208,139)
Elimination of intersegment amounts [member] | Fixed Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	3,535,979	(3,239,880)	(2,968,780)
Elimination of intersegment amounts [member] | Variable Cost [Member]
Disclosure of operating segments [line items]
Cost of sales	$ 26,579,666	$ (16,289,109)	$ (11,946,223)